1. Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries

The major subsidiaries of the Group as of December 31, 2020 are summarized as below:

Major Subsidiaries	Abbreviation	Location
SPI Renewables Energy (Luxembourg) Private Limited Group S.a.r.l. (formerly known as CECEP Solar Energy (Luxembourg) Private Limited Group (S.a.r.l.)) and Italsolar S.r.l.	CECEP	Luxembourg, Italy
Solar Juice Pty Ltd.	Solar Juice	Australia
Solar Juice USA Inc.	Solar Juice US	United States
Solar Juice (HK) Limited	Solar Juice HK	Hong Kong
SPI Solar Japan G.K.	SPI Japan	Japan
Solar Power Inc UK Service Limited	SPI UK	United Kingdom
SPI Solar Inc.	SPI US	United States
Heliostixio S.A.	Heliostixio	Greece
Heliohrisi S.A.	Heliohrisi	Greece
Thermi Sun S.A.	Thermi Sun	Greece
Knight Holding Corporation	Knight	United States
Edisonfuture Inc.	Edisonfuture	United States
Phoneix Cars LLC	PCL	United States
Phoenix Motorcars Leasing LLC	PML	United States